WARRANTS (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Warrants issued	2,884,616
Exercise price of warrants	$ 0.52
Derivative financial liability	$ 958,146
Change in fair value of warrants	$ 7,704
Risk free interest rate	3.76%	3.56%
Expected volatility	100.64%	75.91%
Warrants [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate	3.17%
Expected volatility	107.47%
Expected term	5 years
Expected dividend	$ 0
Post Reverse Split [Member]
IfrsStatementLineItems [Line Items]
Warrants issued	15,182